FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE
Schedule presenting information for financial instruments

The following table presents information for financial instruments at December 31 (dollars in thousands):

		December 31, 2012		December 31, 2011
	Level in Fair	Carrying	Estimated	Carrying	Estimated
	Value Hierarchy	Amount	Fair Value	Amount	Fair Value

Financial assets:
Cash and cash equivalents	Level 1	$26,961	$26,961	$34,070	$34,070
Interest-bearing deposits	Level 2	10	10	10	10
Securities available for sale	Level 2	43,799	43,799	38,727	38,727
Federal Home Loan Bank stock	Level 2	3,060	3,060	3,060	3,060
Net loans	Level 2	443,959	439,239	395,995	394,463
Accrued interest receivable	Level 2	1,319	1,319	1,261	1,261

Total financial assets		$519,108	$514,388	$473,123	$471,591

Financial liabilities:
Deposits	Level 2	$434,557	$434,227	$404,789	$404,821
Borrowings	Level 2	35,925	35,729	35,997	35,634
Accrued interest payable	Level 2	214	214	202	202

Total financial liabilties		$470,696	$470,170	$440,988	$440,657

Schedule of fair values of assets using Level 3 inputs

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2012

		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable	Total Losses for
	Balance at	for Identical Assets	Inputs	Inputs	Year Ended
(dollars in thousands)	December 31, 2012	(Level 1)	(Level 2)	(Level 3)	December 31, 2012
Assets

Impaired loans	$4,687	$—	$—	$4,687	$1,151
Other real estate held for sale	3,212	—	—	3,212	489

					$1,640

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2011

		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable	Total Losses for
	Balance at	for Identical Assets	Inputs	Inputs	Year Ended
(dollars in thousands)	December 31, 2011	(Level 1)	(Level 2)	(Level 3)	December 31, 2011
Assets

Impaired loans	$7,993	$—	$—	$7,993	$3,200
Other real estate held for sale	3,162	—	—	3,162	1,137

					$4,337